Indemnification assets - Additional Information (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of detailed information about business combination [line items]
Release of indemnified provision	€ 20.0	€ 44.0
Indemnification assets	15.4	35.4	€ 79.4
Remeasurement of indemnification assets	17.8	44.0	€ 0.0
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets	€ 12.0	€ 29.8
Shares held in escrow as a result of indemnification asset | shares	618,099	1,583,627
Value of shares held in escrow as a result of indemnification asset (price per share) | (per share)	€ 20.69	€ 19.96		$ 25.42	$ 22.37
Goodfella's Pizza [Member]
Disclosure of detailed information about business combination [line items]
Indemnification Assets Recognised As Of Acquisition Date	€ 3.5	€ 5.6